Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Schedule of components of lease expenses

	March 31,	March 31,
	2023	2022
Finance lease cost
Amortization of ROU assets	$270,935	$274,800
Interest on lease liabilities	2,725,966	2,627,559
Operating lease costs	590,920	647,217
Total lease costs	$3,587,821	$3,549,576

	December 31,	December 31,
	2022	2021
Finance lease cost
Amortization of ROU assets	$1,095,337	$947,177
Interest on lease liabilities	10,637,686	5,206,540
Operating lease costs	2,556,772	2,581,665
Total lease costs	$14,289,795	$8,735,382

Schedule of Future minimum lease payments of operating leases

	Operating Leases	Finance Leases
	March 31, 2023	March 31, 2023	Total
2023	$1,890,250	$8,388,953	$10,279,203
2024	2,243,050	11,063,698	13,306,748
2025	2,030,129	11,164,577	13,194,706
2026	1,609,276	11,496,826	13,106,102
2027	1,384,646	11,839,086	13,223,732
Thereafter	1,271,640	185,973,220	187,244,860
Total minimum lease payments	$10,428,991	$239,926,360	$250,355,351
Less discount to net present value	(3,077,902)	(160,377,753)	(163,455,655)
Less liabilities held for sale	(4,527,158)	(70,998,097)	(75,525,255)
Present value of lease liability	$2,823,931	$8,550,510	$11,374,441

Schedule of Future minimum lease payments of financing leases

	Operating Leases	Finance Leases
	March 31, 2023	March 31, 2023	Total
2023	$1,890,250	$8,388,953	$10,279,203
2024	2,243,050	11,063,698	13,306,748
2025	2,030,129	11,164,577	13,194,706
2026	1,609,276	11,496,826	13,106,102
2027	1,384,646	11,839,086	13,223,732
Thereafter	1,271,640	185,973,220	187,244,860
Total minimum lease payments	$10,428,991	$239,926,360	$250,355,351
Less discount to net present value	(3,077,902)	(160,377,753)	(163,455,655)
Less liabilities held for sale	(4,527,158)	(70,998,097)	(75,525,255)
Present value of lease liability	$2,823,931	$8,550,510	$11,374,441

	Operating Leases	Finance Leases
	December, 2022	December, 2022	Total
2023	$2,534,207	$10,346,743	$12,880,950
2024	2,243,050	10,448,698	12,691,748
2025	2,030,129	10,531,127	12,561,256
2026	1,609,276	10,844,372	12,453,648
2027	1,384,646	11,167,059	12,551,705
Thereafter	1,271,640	174,401,638	175,673,278
Total minimum lease payments	$11,072,948	$227,739,637	$238,812,585
Less discount to net present value	(3,447,503)	(152,606,947)	(156,054,450)
Less liabilities held for sale	(1,319,847)	—	(1,319,847)
Present value of lease liability	$6,305,598	$75,132,690	$81,438,288

Schedule of supplemental cash flow information

	March 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Lease principal payments	$288,574	$464,214
Non-cash additions to ROU assets	4,054,328	—
Amortization of operating leases	309,747	323,090

	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Lease principal payments	$2,086,444	$1,579,700
Non-cash additions to ROU assets	189,962	60,423,915
Amortization of operating leases	1,321,530	1,243,245

Schedule of other information about leases

	March 31,
	2023	2022
Weighted-average remaining lease term (years) – operating leases	4.67	5.42
Weighted-average remaining lease term (years) – finance leases	17.57	19.25
Weighted-average discount rate – operating leases	15.00%	15.00%
Weighted-average discount rate – finance leases	15.33%	15.29%

	December 31,
	2022	2021
Weighted-average remaining lease term (years) – operating leases	4.85	5.53
Weighted-average remaining lease term (years) – finance leases	18.00	19.46
Weighted-average discount rate – operating leases	15.00%	15.00%
Weighted-average discount rate – finance leases	15.26%	15.31%